STOCK-BASED COMPENSATION EXPENSE - Stock Option Plan (Details) - shares	1 Months Ended		12 Months Ended
	Jun. 30, 2018	Oct. 31, 2016	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted.			3,152,285	6,787,303
Stock option issuance			25,358,455	25,417,316	23,191,158
2016 Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable term (in years)			10 years
Stock option issuance				6,523,460
2016 Stock Plan | Board of Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted.				33,959,633
Class A Common Stock | 2016 Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares authorized			58,713,535
Percentage of aggregate number of shares outstanding			5.00%
Common Stock | 2016 Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reverse stock splits	8,941,878	993,542